Form N-1A Cover	Apr. 28, 2026
Prospectus [Line Items]
Document Type	N-1A
Amendment Flag	false
Registrant Name	VOLUMETRIC FUND, INC
Entity Central Index Key	0000792394
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 28, 2026